Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2026
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 21 – SUPPLEMENTAL CASH FLOW INFORMATION

Set out below are non-cash investing and financing activities during the six months ended June 30, 2026 and 2025

Non-cash investing and financing activities:

	Six Months Ended
	2026	2025
Recognition of right-of-use assets from lease modification	€-	€42,644
Derecognition of right-of-use assets	€-	€4,164

During the six months ended June 30, 2026 and 2025, the Company paid interest of €219,871 and €167,752 respectively, and income taxes of €0 and €0, respectively.